Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
16.	Supplemental Cash Flow Information

a)	The changes in non-cash working capital items related to operating activities for the years ended December 31, 2011, 2010, and 2009 are as follows:

	Year Ended December 31,
	2011	2010	2009
Accounts receivable and interest receivable	(947)	(2,254)	455
Pool receivables from affiliates	5,942	6,109	(1,105)
Due from affiliates	(253)	(9,287)	22,717
Prepaid expenses and other current assets	(1,065)	616	3,738
Accounts payable and accrued liabilities	(877)	(3,505)	1,307
Due to affiliates	(842)	5,841	—
Deferred revenue	(251)	(1,544)	(2,434)
Other	495	786	—

	2,202	(3,238)	24,678

b)	Cash interest paid (including interest paid by the Dropdown Predecessor) during the years ended December 31, 2011, 2010, and 2009 totalled $10.4 million, $11.9 million, and $16.8 million, respectively, including realized losses on the derivative instruments.